Stockholder's Equity	9 Months Ended
Sep. 30, 2024
Stockholder's Equity [Abstract]
STOCKHOLDER’S EQUITY

NOTE 9 — STOCKHOLDER’S EQUITY

On June 21, 2024, the Business Combination, among other transactions contemplated by the Business Combination Agreement, was completed. The transaction was accounted as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Redwoods was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Combined Company represent a continuation of the financial statements of Klotho with the Transactions treated as the equivalent of Klotho issuing shares for the net assets of Redwoods, accompanied by a recapitalization. Under this method of accounting, Redwoods was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Redwoods, accompanied by a recapitalization. The net assets of Redwoods were stated at historical cost with no goodwill or other intangible assets recorded. See “NOTE 1 — Organization and Business Description” for detail.

Equity Incentive Plan

In connection with the Business Combination, the Company’s Board adopted, and the Company’s stockholders approved, the Equity Incentive Plan (“Equity Incentive Plan”). Although the Company does not have a formal policy with respect to the grant of equity incentive awards to the Company’s executive officers, the Company believes that equity awards provide Company’s executive officers with a strong link to the Company’s long-term performance, create an ownership culture and help to align the interests of the Company’s executives and the Company’s stockholders. In addition, Company believes that equity awards with a time-based vesting feature promote executive retention because this feature provides incentives to Company’s executive officers to remain in Klotho’s employment during the applicable vesting period. Accordingly, Company’s board of directors periodically reviews the equity incentive compensation of the Company’s executive officers and from time to time may grant equity incentive awards to them.

During the three months ended September 30, 2024, the Company granted 3,144,000 shares at a weighted average fair value of $0.94 per share, with various vesting schedules, resulting in share-based compensation expense of $1,952,851. During the nine months ended September 30, 2024 stock-based compensation expense totaled $1,990,366.